Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 7,455,097	$ 12,275,650
Allowance for credit losses	(7,455,097)	(7,415,079)
Accounts receivable, net		$ 4,860,571